Note 11 - Net Foreign Exchange Gain	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
11
        Net foreign exchange gain

On
October 1, 2018
the RBZ issued a directive to Zimbabwean banks to separate foreign currency from RTGS$ in the accounts held by their clients and pegged the RTGS$ at
1:1
to the US Dollar. On
February 20, 2019
the RBZ issued a further monetary policy statement, which allowed inter-bank trading between RTGS$ and foreign currency. The interbank rate was introduced at
2.5
RTGS$ to
1
US Dollar and traded at
57.3582
RTGS$ to
1
US Dollar as at
June 30, 2020 (
December 2019:
16.77
RTG$). On
June 24, 2019
the Government issued S.I.
142
which stated, “
Zimbabwe dollar (RTGS$) to be the sole currency for legal tender purposes for any transactions in Zimbabwe”.
Throughout these announcements and to the date of issue of these financial statements the US dollar has remained the primary currency in which the Group's Zimbabwean entities operate and the functional currency of these entities.

Previously there was uncertainty as to what currency would be used to settle amounts owed to the Zimbabwe Government. The announcement of S.I.
142
clarified the Zimbabwean Government's intentions that these liabilities were always denominated in RTGS$ and that RTGS$ would be the currency in which they would be settled. The devaluation of the deferred tax and electricity liabilities contributed the largest portion of the foreign exchange gain set out below.

The table below illustrates the effect the weakening of the RTGS$ and other non-RTGS$ currencies had, against the US Dollar, on the statement of profit or loss and other comprehensive income.

	2020	2019

Unrealised foreign exchange gain	5,201	25,447
Realised foreign exchange loss	(1,492)	(522)
Net foreign exchange gain	3,709	24,925